Financial Statement Components	12 Months Ended
Dec. 31, 2013
Financial Statement Components

Note 2. Financial Statement Components

Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2013	2012
Cash	$34,561	$3,599
Money market funds	81,817	34,265
Total cash and cash equivalents	$116,378	$37,864

Accounts receivable, net consisted of the following (in thousands):

	December 31,
	2013	2012
Accounts receivable-trade	$2,192	$2,683
Unbilled accounts receivable-trade	992	440
Allowance for doubtful accounts	(139)	(433)
Accounts receivable, net	$3,045	$2,690

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2013	2012
Computer hardware and software	$30,449	$23,973
Internal-use software development costs	4,636	3,319
Furniture and fixtures	1,127	700
Leasehold improvements	859	441
Property and equipment, gross	37,071	28,433
Less: accumulated depreciation	(20,411)	(11,425)
Property and equipment, net	$16,660	$17,008

Total depreciation and amortization expense was $8,980,000, $6,191,000, and $3,546,000 for the fiscal years ended December 31, 2013, 2012 and 2011, respectively.

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation and benefits	$5,660	$3,216
Accrued sales, use and telecom related taxes	3,967	4,580
Accrued expenses	10,168	11,998
Other	764	1,693
Total accrued liabilities	$20,559	$21,487